Cover	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	001-36576
Entity Registrant Name	Marinus Pharmaceuticals, Inc.
Entity Central Index Key	0001267813
Entity Tax Identification Number	20-0198082
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5 Radnor Corporate Center
Entity Address, Address Line Two	Suite 500
Entity Address, Address Line Three	100 Matsonford Rd
Entity Address, City or Town	Radnor
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19087
City Area Code	484
Local Phone Number	801-4670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	MRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false